Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 13 – RELATED PARTY TRANSACTIONS

The Company had transactions with the following related parties in the years ended December 31, 2020, 2019 and 2018:

Name of Related Party	Nature of Relationship
Yuebiao Li	Principal shareholder, Chairman of the Board and Chief Executive Officer (“CEO”)

Zhuo Zhang	Principal shareholder, Director, Chief Financial Officer (“CFO”)

Yue Zhang	Principal shareholder, Zhuo Zhang’s sister

Xiaojun Chen	Husband of Zhuo Zhang

Heilongjiang Binteer Environmental Protection Equipment Manufacturing Co., Ltd. (“Heilongjiang Binteer”)	Established by Yuebiao Li, in May 2014, Mr. Li transferred his 60% equity interest to his brother, Yuefeng Li. Yuefeng Li then transferred his 60% equity interest to a third party individual for zero consideration in March 2016. Significantly influenced by the Company.

Yantai Hengqingyuan Eco- Technology Co., Ltd. (“Hengqingyuan”)	Jinzheng holds 20% equity interest.

Yantai Jincai Eco-Technology Co., Ltd. (“Jincai”)	Jinzheng holds 10% equity interest.

Entity A and its subsidiaries	Entity A is 45% owned by Entity D

Entity B	Significantly influenced by the Company

Entity C	Significantly influenced by the Company

Entity D and its subsidiaries	Significantly influenced by the Company

Sude (Dalate) Environmental Protection Technology Co., Ltd. (“Sude”)	Yuebiao Li is the legal person.

The Company primarily provides products such as membranes, components and wastewater filtration equipment to Heilongjiang Binteer, Hengqingyuan, Jinca, Sude, Entity A and its subsidiaries, Entity B and Entity D’s subsidiary.

The Company purchased membrane modules, membrane filters, and other components of water treatment equipment from Entity D’s subsidiary. The Company also subcontracted wastewater treatment service to Entity C, Entity D’s subsidiary, Entity A and its subsidiaries.

The following related party transactions occurred for the years ended December 31, 2020, 2019 and 2018:

	For the Years Ended December 31,
	2020	2019	2018
SALES TO:
Heilongjiang Binteer	$-	$6,792	$-
Hengqingyuan	-	1,921,811	-
Jincai	22,096,716	-	-
Entity A and its subsidiaries	373,514	11,030,663	20,750,159
Entity B	-	-	107,894
Entity D’s subsidiary	773,312	897,748	208,688
Sude	1,564,681	-	-
Total net revenues from related parties	$24,808,223	$13,857,014	$21,066,741

PURCHASE FROM:
Entity D’s subsidiary	$1,101,751	$2,112,484	$1,592,537
Total purchase from related party	$1,101,751	$2,112,484	$1,592,537

WASTEWATER TREATMENT SERVICE PROVIDED BY:
Entity C	$-	$2,536,720	$5,279,255
Entity A and its subsidiaries	4,700,387	7,521,286	5,918,396
Entity D’s subsidiary	2,485,675	2,182,473	291,150
Total wastewater treatment service provided by related parties	$7,186,062	$12,240,479	$11,488,801

COST OF REVENUES FROM:
Entity C	$-	$-	$4,296,375
Entity D’s subsidiary	706,401	1,450,627	1,372,877
Total cost of revenues from related parties:	$706,401	$1,450,627	$5,669,252

	For the Years Ended December 31,
ACCOUNTS RECEIVABLE FROM RELATED PARTIES	2020	2019
Entity A and its subsidiaries	$377,154	$1,460,103
Jincai	4,677,921	-
Entity B	666,307	624,312
Entity D’s subsidiary	1,882,205	931,984
Sude	1,868,958	-
Accounts receivable from related parties	9,472,545	3,016,399
Less: allowance for credit losses	(666,307)	(624,312)
Accounts receivable - related parties, net	$8,806,238	$2,392,087

MOVEMENT OF ALLOWANCE FOR CREDIT LOSSES FOR ACCOUNTS RECEIVABLE FROM RELATED PARTIES:
Beginning balance	$624,312	$-
Provisions	-	624,312
Write-off	-	-
Effect of foreign exchange rate	41,995	-
Ending balance	$666,307	$624,312

ADVANCES FROM CUSTOMERS - RELATED PARTIES
Entity A and its subsidiaries	$-	$72,904
Heilongjiang Binteer	23,898	5,167
Jincai	-	7,176,897
Advances from customers – related parties	$23,898	$7,254,968

ACCOUNTS PAYABLE - RELATED PARTIES
Entity C	$-	$1,318,692
Entity A and its subsidiaries	3,100,923	2,537,333
Entity D’ subsidiaries	-	1,368,979
Accounts payable – related parties	$3,100,923	$5,225,004

ADVANCE TO SUPPLIERS AND OTHER CURRENT ASSETS – RELATED PARTIES
Advance to Suppliers
Entity D’s subsidiaries	$408,399	$-
Contract Asset
Jincai	$1,270,063	$-
Advance to suppliers and other current assets – related parties	$1,678,462	$-

Due to related parties

On December 31, 2020, the Company borrowed approximately $2,297,900 (RMB15,000,000) from Yuebiao Li with no interest bearing. The maturity date of the loan was January 31, 2021. During the year ended December 31, 2020, the Company also borrowed funds from Jincai with no interest bearing for its operation. As of December 31, 2020, the balance due to Jincai was approximately $3,089,000 (RMB 22,763,041).

As of December 31, 2020 and 2019, due to related parties consisted of the following:

	For the Years Ended December 31,
	2020	2019
Yuebiao Li	$2,297,900	$-
Jincai	3,487,145	-
Total	$5,785,045	$-